Trade and Other Payables : Liquidity classification (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Trade and other payables Others [Line Items]
Total others	₩ 5,953	₩ 7,478
Other Current Liabilities [Member]
Trade and other payables Others [Line Items]
Others	135	6
Total others	135	6
Other Noncurrent Liabilities [Member]
Trade and other payables Others [Line Items]
Advance received from local governments	5,818	7,472
Total others	₩ 5,818	₩ 7,472